Shareholder Report, Line Graph (Details) 195459_Innovator Equity Dual Directional 15 Buffer ETF - October_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Sep. 30, 2025	Oct. 31, 2025
Innovator Equity Dual Directional 15 Buffer ETF™ - October
Account Value [Line Items]
Line Graph and Table Measure Name		Innovator Equity Dual Directional 15 Buffer ETF - October NAV
Accumulated Value	$ 10,000	$ 10,077
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	10,000	$ 10,234
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500
Accumulated Value	$ 10,000	$ 10,227